DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative contracts
Assets	$ 61	$ 189
Liabilities	(875)	(301)
Derivatives designated as hedging instruments:
Derivative contracts
Assets	41	127
Liabilities	(875)	(301)
Derivatives designated as hedging instruments: | Foreign currency forward contracts
Derivative contracts
Notional Amounts	34,244
Liabilities	(684)
Derivatives designated as hedging instruments: | Commodity futures contracts
Derivative contracts
Notional Amounts	5,601	7,868
Assets	41	127
Liabilities	(191)	(301)
Derivatives not designated as hedging instruments:
Derivative contracts
Assets	20	62
Derivatives not designated as hedging instruments: | Commodity futures contracts
Derivative contracts
Notional Amounts	321	627
Assets	$ 20	$ 62